Fees Summary	May 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,249,205,000
Previously Paid Amount	0
Total Fee Amount	191,253.29
Total Offset Amount	$ 0
Narrative Disclosure	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of this offering is $1,249,205,000.
Net Fee	$ 191,253.29
Narrative - Max Aggregate Offering Price	$ 1,249,205,000
Final Prospectus	true